Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Company’s Principal Subsidiaries, and the VIE

Details of the Company’s principal subsidiaries, and the VIE are as follows.

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Youbus International Limited (“Youbus International”)	February 16, 2022	British Virgin Islands	100%	Investment holding
Webus Hongkong Limited (“Webus HK”)	February 22, 2022	Hong Kong	100%	Investment holding
Wetour Travel Tech LLC (“Wetour”)	March 16, 2022	The United States	100%	Transportation services and packaged tour services
Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech” or “WFOE”)	August 31, 2022	The PRC	100%	Investment holding
Zhejiang Youba Technology Co., Ltd. (“Youba Tech” or “VIE”)	August 16, 2019	The PRC	100%	Transportation services
Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”)	August 27, 2020	The PRC	100%	Transportation services and packaged tour services
Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”)	June 10, 2025	The PRC	100%	Technical services & software development and consulting & management services
NextFood Technologies Inc. (“NextFood”)	December 9, 2025	The United States	51%	Investment holding
Vantrapower LLC (“Vantrapower”)	December 24, 2025	The United States	51%	Power Infrastructure Solutions

Schedule of VIE Included in the Company’s Unaudited Condensed Consolidated Financial Statements
	As of June 30,	As of June 30,
	2025	2026
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	998,945	76,948
Restricted cash	-	34
Short-term investment	198,660	16,093
Accounts receivable	265,679	203,483
Amounts due from related parties	200,000	-
Amounts due from group companies	162,835	-
Prepaid expenses and other current assets	17,194,241	11,189,846
Total current assets	19,020,360	11,486,404

Non-current assets:
Property and equipment, net	31,511,097	25,124,900
Right-of-use assets, net	62,624	-
Total non-current assets	31,573,721	25,124,900
TOTAL ASSETS	50,594,081	36,611,304

LIABILITIES
Current liabilities:
Short-term borrowings	30,000,000	19,250,000
Current portion of long-term borrowings	-	2,200,000
Accounts payable	42,038	750
Deferred revenue	30,090	-
Lease liabilities, current	55,454	-
Amount due to group companies, current	490,716	-
Amounts due to a related party	-	20,000
Accrued expenses and other current liabilities	2,335,985	1,276,648
Total current liabilities	32,954,283	22,747,398

Non-current liabilities:
Long-term borrowings	2,200,000	-
Other long-term liabilities	280,000	-
Total non-current liabilities	2,480,000	-
TOTAL LIABILITIES	35,434,283	22,747,398

Commitments and Contingencies (Note 20)

SHAREHOLDERS’ EQUITY
Additional paid-in capital	58,213,162	57,713,163
Accumulated deficits	(43,053,364)	(43,849,257)
Total shareholders’ equity	15,159,798	13,863,906
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	50,594,081	36,611,304

	For the years ended June 30，
	2024	2025	2026
	RMB	RMB	RMB
Revenues	21,874,310	16,042,669	5,264,936
Cost of revenues	(18,335,542)	(8,866,046)	(261,709)
Gross profit	3,538,768	7,176,623	5,003,227
Operating expenses	(11,967,525)	(13,160,857)	(4,002,950)
Operating (loss)/income from operations	(8,428,757)	(5,984,234)	1,000,277
Other income/(expenses), net	3,924,741	851,120	(3,980,117)
Income tax expense	71,265	-	-
Net loss	(4,432,751)	(5,133,114)	(2,979,840)

	For the years ended June 30，
	2024	2025	2026
	RMB	RMB	RMB
Net cash (used in) /provided by operating activities	(1,125,633)	(18,361,521)	9,634,980
Net cash (used in)/provided by investing activities	(1,470,287)	(347,151)	173,057
Net cash provided by /(used in) financing activities	2,042,038	18,500,000	(10,730,000)
Net change in cash and cash equivalents	(553,882)	(208,672)	(921,963)
Cash, cash equivalents and restricted cash at beginning of the year	1,761,499	1,207,617	998,945
Cash, cash equivalents and restricted cash at end of the year	1,207,617	998,945	76,982